Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	72.00%
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 402,725
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	27.00%
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 130,953
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	0.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 753